EQUITY AND NONCONTROLLING INTEREST - SCHEDULE OF ACTIVITY RELATING TO THE NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, December 31, 2016	$ 41,831
Net income (loss) attributable to noncontrolling interests	(26,444)	$ 0	$ 0
Balance, December 31, 2017	16,227	41,831
Noncontrolling Interests in Subsidiaries
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, December 31, 2016	41,831
Net income (loss) attributable to noncontrolling interests	(26,444)
Other comprehensive income - foreign currency translation adjustments	840
Balance, December 31, 2017	$ 16,227	$ 41,831